Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The following table details the changes in operating assets and liabilities from operating activities:

	Year Ended December 31
	2021	2020
Source (use) of cash:
Accounts receivable	$(206)	$21
Inventory	(232)	32
Risk management assets - current	4	(30)
Other current assets	4	31
Regulatory assets - current	(3)	(33)
Accounts payable and accrued liabilities	92	(41)
Customer deposits	27	(2)
Regulatory liabilities - current	(12)	(55)
Risk management liabilities - current	(1)	(1)
Other current liabilities	21	4
Other operating assets and liabilities	(104)	(129)
Changes in operating assets and liabilities	$(410)	$(203)

The following table details the changes in non-cash investing and financing activities:

	Year Ended December 31
	2021	2020
Decrease (increase) of balance:
Common shares issued under DRIP	$—	$(6)
Exercise of stock options	$2	$—
Common share dividends payable	$22	$—
Net right-of-use assets obtained in exchange for new operating lease liabilities	$(38)	$(227)
Net right-of-use assets obtained in exchange for new finance lease liabilities	$(10)	$(6)
Capital expenditures included in accounts payable and accrued liabilities	$33	$(33)

The following cash payments have been included in the determination of earnings:

	Year Ended December 31
	2021	2020
Interest paid (net of capitalized interest)	$279	$276
Income taxes paid	$69	$23
The following table is a reconciliation of cash and restricted cash balances:

As at December 31	2021	2020
Cash and cash equivalents	$63	$32
Restricted cash holdings from customers - current	3	3
Restricted cash holdings from customers - non-current	—	2
Restricted cash included in prepaid expenses and other current assets (a)	8	9
Restricted cash included in long-term investments and other assets (note 12) (a)	10	19
Restricted cash included in accounts receivable (note 29)	—	9
Cash, cash equivalents, and restricted cash per Consolidated Statements of Cash Flows	$84	$74
(a)The restricted cash balances included in prepaid expenses and other current assets and long-term investments and other assets relate to Rabbi trusts associated with WGL’s pension plans (see Note 28).